Background and Basis of Presentation (Policies)	12 Months Ended
Sep. 27, 2013
Accounting Policies [Abstract]
Basis of Accounting	The consolidated and combined financial statements have been prepared in U.S. dollars and in accordance with accounting principles generally accepted in the U.S. (“GAAP”).
Use of Estimates

The preparation of the consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses. Actual results may differ from those estimates.

Consolidation

The consolidated and combined financial statements include the accounts of the Company, its wholly-owned subsidiaries and entities in which they own or control more than fifty percent of the voting shares, or have the ability to control through similar rights. The results of entities disposed of are included in the consolidated and combined financial statements up to the date of disposal and, where appropriate, these operations have been reflected as discontinued operations. Divestitures of product lines not representing businesses have been reflected in operating income. All intercompany balances and transactions have been eliminated in consolidation and, in the opinion of management, all normal recurring adjustments necessary for a fair presentation have been included in the results reported.

Fiscal Period

Fiscal Year

The Company reports its results based on a “52-53 week” year ending on the last Friday of September. Fiscal 2013 and 2012 consisted of 52 weeks and ended on September 27, 2013 and September 28, 2012, respectively. Fiscal 2011 consisted of 53 weeks and ended on September 30, 2011. Unless otherwise indicated, fiscal 2013, 2012 and 2011 refer to the Company’s fiscal years ended September 27, 2013, September 28, 2012 and September 30, 2011, respectively.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue for product sales when title and risk of loss have transferred from the Company to the buyer, which may be upon shipment or upon delivery to the customer site, based on contract terms or legal requirements in non-U.S. jurisdictions. The Company sells products direct to retail pharmacies and end user customers and through distributors who resell the products to retail pharmacies, institutions and end user customers. Chargebacks and rebates represent credits that are provided to certain distributors and customers for either the difference between the Company’s contracted price with a customer and the distributor’s invoice price paid to the Company or for contractually agreed volume price discounts. When the Company recognizes net sales, it simultaneously records an adjustment to revenue for estimated chargebacks, rebates, product returns and other sales deductions. These provisions are estimated based upon historical experience, estimated future trends, estimated customer inventory levels, current contracted sales terms with customers, level of utilization of the Company’s products and other competitive factors. The Company adjusts these reserves to reflect differences between estimated activity and actual experience. Such adjustments impact the amount of net sales recognized by the Company in the period of adjustment.

Taxes collected from customers relating to product sales and remitted to governmental authorities are accounted for on a net basis. Accordingly, such taxes are excluded from both net sales and expenses.

Shipping and Handling Costs

Shipping and Handling Costs

Shipping costs, which are costs incurred to physically move product from the Company’s premises to the customer’s premises, are classified as selling, general and administrative expenses. Handling costs, which are costs incurred to store, move and prepare product for shipment, are classified as cost of sales.

Research and Development

Research and Development

Internal research and development costs are expensed as incurred. Research and development expenses include salary and benefits, allocated overhead and occupancy costs, clinical trial and related clinical manufacturing costs, contract services and other costs.

Upfront and milestone payments made to third parties under license arrangements are expensed as incurred up to the point of regulatory approval of the product. Milestone payments made to third parties upon or subsequent to regulatory approval are capitalized as an intangible asset and amortized to cost of sales over the estimated useful life of the related product.

Advertising	Advertising Advertising costs are expensed when incurred.
Currency Translation

Currency Translation

For the Company’s non-U.S. subsidiaries that transact in a functional currency other than U.S. dollars, assets and liabilities are translated into U.S. dollars using fiscal year-end exchange rates. Revenues and expenses are translated at the average exchange rates in effect during the related month. The net effect of these translation adjustments is shown in the consolidated and combined financial statements as a component of accumulated other comprehensive income. For subsidiaries operating in highly inflationary environments or where the functional currency is different from the local currency, non-monetary assets and liabilities are translated at the rate of exchange in effect on the date the assets and liabilities were acquired or assumed, while monetary assets and liabilities are translated at fiscal year-end exchange rates. Translation adjustments of these subsidiaries are included in net income. Gains and losses resulting from foreign currency transactions are included in net income.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company classifies cash on hand and deposits in banks, including commercial paper, money market accounts and other investments it may hold from time to time, with an original maturity to the Company of three months or less, as cash and cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are presented net of an allowance for doubtful accounts. The allowance for doubtful accounts reflects an estimate of losses inherent in the Company’s accounts receivable portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other available evidence. Accounts receivable are written off when management determines they are uncollectible. Trade accounts receivable are also presented net of reserves related to chargebacks and non-branded rebates payable to customers for whom we have trade accounts receivable and the right of offset exists.

Inventories

Inventories

Inventories are recorded at the lower of cost or market value, primarily using the first-in, first-out convention. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete or slow-moving based on changes in customer demand, technology developments or other economic factors.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized, while routine maintenance and repairs are expensed as incurred. Depreciation for property, plant and equipment assets, other than land and construction in process, is based upon the following estimated useful lives, using the straight-line method:

Buildings	10 to 50 years
Leasehold improvements	2 to 14 years
Capitalized software	1 to 14 years
Machinery and equipment	3 to 20 years

The Company capitalizes certain computer software and development costs incurred in connection with developing or obtaining software for internal use.

Upon retirement or other disposal of property, plant and equipment, the cost and related amount of accumulated depreciation are eliminated from the asset and accumulated depreciation accounts, respectively. The difference, if any, between the net asset value and the proceeds is included in net income.

The Company assesses the recoverability of assets using undiscounted cash flows whenever events or circumstances indicate that the carrying value of an asset may not be recoverable. If an asset is found to be impaired, the amount recognized for impairment is equal to the difference between the carrying value of the asset and the present value of future cash flows or other reasonable estimate of fair value.

Acquisitions

Acquisitions

Amounts paid for acquisitions are allocated to the tangible assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The Company then allocates the purchase price in excess of net tangible assets acquired to identifiable intangible assets, including purchased research and development. The fair value of identifiable intangible assets is based on detailed valuations. The Company allocates any excess purchase price over the fair value of the net tangible and intangible assets acquired to goodwill.

The Company’s purchased research and development represents the estimated fair value as of the acquisition date of in-process projects that have not reached technological feasibility. The primary basis for determining technological feasibility of these projects is obtaining regulatory approval.

The value of in-process research and development (“IPR&D”) is determined using the discounted cash flow method. In determining the value of IPR&D, the Company considers, among other factors, appraisals, the stage of completion of the projects, the technological feasibility of the projects, whether the projects have an alternative future use and the estimated residual cash flows that could be generated from the various projects and technologies over their respective projected economic lives. The discount rate used is determined at the time of acquisition and includes a rate of return which accounts for the time value of money, as well as risk factors that reflect the economic risk that the cash flows projected may not be realized.

The value attributable to IPR&D projects at the time of acquisition is capitalized as an indefinite-lived intangible asset and tested for impairment until the project is completed or abandoned. Upon completion of the project, the indefinite-lived intangible asset is then accounted for as a finite-lived intangible asset and amortized on a straight-line basis over its estimated useful life. If the project is abandoned, the indefinite-lived intangible asset is charged to expense.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill represents the excess of the purchase price of an acquired entity over the amounts assigned to assets and liabilities assumed in a business combination. The Company tests goodwill for impairment during the fourth quarter of each year, or more frequently if impairment indicators arise. The Company utilizes a two-step approach. The first step requires a comparison of the carrying value of the reporting units to the fair value of these units. The Company estimates the fair value of its reporting units through internal analyses and valuation, utilizing an income approach based on the present value of future cash flows. If the carrying value of a reporting unit exceeds its fair value, the Company will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill with its carrying value. The implied fair value of goodwill is determined in the same manner that the amount of goodwill recognized in a business combination is determined. The Company allocates the fair value of a reporting unit to all of the assets and liabilities of that unit, including intangible assets, as if the reporting unit had been acquired in a business combination. Any excess of the value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill.

Intangible assets acquired in a business combination are recorded at fair value, while intangible assets acquired in other transactions are recorded at cost. Intangible assets with finite useful lives are subsequently amortized using the straight-line method over the following estimated useful lives of the assets:

Completed technology	5 to 25 years
License agreements	8 to 30 years
Trademarks	30 years

Amortization expense related to completed technology and certain other intangible assets is included in cost of sales, while amortization expense related to intangible assets that contribute to the Company’s ability to sell, market and distribute products is included in selling, general and administrative expenses. When a triggering event occurs, we evaluate potential impairment of finite-lived intangible assets by first comparing undiscounted cash flows associated with the asset to its carrying value. If the carrying value is greater than the undiscounted cash flows, the amount of potential impairment is measured by comparing the fair value of the assets with their carrying value. The fair value of the intangible asset is estimated using an income approach. If the fair value is less than the carrying value of the intangible asset, the amount recognized for impairment is equal to the difference between the carrying value of the asset and the present value of future cash flows. The Company annually tests the indefinite-lived intangible assets for impairment by comparing the fair value of the assets, estimated using an income approach, with their carrying value and records an impairment when the carrying value exceeds the fair value. The Company assesses the remaining useful life and the recoverability of finite-lived intangible assets whenever events or circumstances indicate that the carrying value of an asset may not be recoverable. Indefinite-lived intangible assets are tested for impairment at least annually.

Contingencies

Contingencies

The Company is subject to various patent, product liability, government investigations, environmental liability and other legal proceedings in the ordinary course of business. The Company records accruals for contingencies when it is probable that a liability has been incurred and the amount can be reasonably estimated. The Company discounts environmental liabilities using a risk-free rate of return when the obligation is fixed or reasonably determinable. The impact of the discount in the consolidated and combined balance sheets was not material in any period presented. Legal fees, other than those pertaining to environmental and asbestos matters, are expensed as incurred. Insurance recoveries related to potential claims are recognized up to the amount of the recorded liability when coverage is confirmed and the estimated recoveries are probable of payment. Assets and liabilities are not netted for financial statement presentation.

Asset Retirement Obligations

Asset Retirement Obligations

The Company establishes asset retirement obligations for certain assets at the time they are installed. The present value of an asset retirement obligation is recorded as a liability when incurred. The liability is subsequently adjusted in future periods as accretion expense is recorded or as revised estimates of the timing or amount of cash flows required to retire the asset are obtained. The corresponding asset retirement costs are capitalized as part of the carrying value of the related long-lived asset and depreciated over the asset’s useful life.

Share-Based Compensation

Share-Based Compensation

The Company recognizes the cost of employee services received in exchange for awards of equity instruments based on the grant-date fair value of those awards. That cost is recognized over the period during which an employee is required to provide service in exchange for the award, the requisite service period (generally the vesting period). For more information about our share-based awards, refer to Note 14.

Income Taxes

Income Taxes

Income taxes for periods prior to the Separation were calculated on a separate tax return basis (inclusive of certain loss benefits), although the Company’s operations had historically been included in Covidien’s U.S. federal and state tax returns or the tax returns of non-U.S. jurisdictions. Accordingly, the income taxes presented for periods prior to June 28, 2013 do not necessarily reflect the results that would have occurred as an independent, publicly-traded company. With the exception of certain non-U.S. entities, the Company did not maintain taxes payable to or from Covidien and the Company was deemed to settle the annual current tax balances immediately with the legal tax-paying entities in the respective jurisdictions. These settlements were reflected as changes in parent company investment.

Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been reflected in the consolidated and combined financial statements. Deferred tax assets and liabilities are determined based on the differences between the book and tax bases of assets and liabilities and operating loss carryforwards, using tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided to reduce net deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination. The tax benefit of any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the uncertainty. To the extent a full benefit is not expected to be realized on the uncertain tax position, an income tax liability is established. Interest and penalties on income tax obligations, including uncertain tax positions, are included in the provision for income taxes.

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations in a multitude of jurisdictions across the Company’s global operations. Due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from current estimates of the tax liabilities. If the Company’s estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If payment of these amounts ultimately proves to be less than the recorded amounts, the reversal of the liabilities may result in income tax benefits being recognized in the period when it is determined that the liabilities are no longer necessary. A significant portion of these potential tax liabilities are recorded in other income tax liabilities on the consolidated and combined balance sheets as payment is not expected within one year.

Parent Company Investment

Parent Company Investment

Parent company investment in the combined balance sheet as of September 28, 2012 represents Covidien’s historical investment in the Company, the Company’s accumulated net earnings after income taxes for periods prior to that date, and the net effect of transactions with and allocations from Covidien.

Earnings (Loss) Per Share Policy

Basic earnings (loss) per share is computed by dividing net income by the number of weighted-average shares outstanding during the period. Diluted earnings (loss) per share is computed using the weighted-average shares outstanding and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares represents the incremental ordinary shares issuable for restricted share units and share option exercises. The Company calculates the dilutive effect of outstanding restricted share units and share options on earnings (loss) per share by application of the treasury stock method.

The computations of basic and diluted earnings (loss) per share assumes that the number of shares outstanding for periods prior to June 28, 2013 was equal to the number of ordinary shares of Mallinckrodt outstanding on June 28, 2013, immediately following the distribution of one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien. The dilutive effect of the Company’s share-based awards that were issued as a result of the conversion of Covidien share-based awards with the Separation, the initial equity awards granted to certain of the Company’s executives on July 1, 2013 and any other Company grants made since the Separation have been included in the computation of diluted earnings per share for fiscal 2013, weighted appropriately for the portion of the period they were outstanding.